Consolidated Statements of Changes in Shareholders' Deficiency (Parenthetical)	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2020 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares and units issued price per share | (per share)			$ 0.26	$ 0.35	$ 0.04	$ 0.05
Units issued for debt settlement, per price			0.67		0.09
Debt settlement, per share price | (per share)	$ 0.45	$ 0.57	$ 0.37	$ 0.49	0.14
Shares issued price per share | (per share)	$ 0.32	$ 0.40			0.42	0.56
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price | (per share)					0.18	$ 0.25
Debt Settlement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt settlement, per share price					$ 0.42